FAIR VALUE MEASUREMENTS - NAV (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 12,598,187,281	$ 11,550,738,669
Investment, Identifier [Axis]: Arrowstreet International Equity EAFE CIT Class B
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 158,557,476	117,378,902
Notice Period	7 days
Investment, Identifier [Axis]: Axiom International Small Cap Trust 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 26,139,489	18,096,670
Notice Period	30 days
Investment, Identifier [Axis]: FIAM Emerging Markets Equity Small Cap Commingled
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 38,322,754	29,938,189
Notice Period	30 days
Investment, Identifier [Axis]: Fidelity Blue Chip Growth Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 353,282,509	333,684,687
Notice Period	30 days
Investment, Identifier [Axis]: Fidelity Contrafund CP Class F
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 829,616,539	744,447,041
Notice Period	30 days
Investment, Identifier [Axis]: Northern Trust Collective Russell 1000 Index Fund - DC
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 19,279,841	20,072,185
Notice Period	31 days
Investment, Identifier [Axis]: Northern Trust Collective Russell 2000 Index Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 10,293,837	9,427,495
Notice Period	30 days
Investment, Identifier [Axis]: Northern Trust Collective S&P 400 Index Fund - DC
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 20,821,166	24,291,536
Notice Period	30 days
Investment, Identifier [Axis]: Northern Trust Collective S&P 500 Index Fund -DC
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 866,728,950	775,888,038
Notice Period	30 days
Investment, Identifier [Axis]: Vanguard Target 2020
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 28,311,626	23,879,325
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target 2025
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 767,219,826	742,454,137
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target 2030
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 216,074,761	166,525,657
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target 2035
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,092,162,283	917,745,784
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target 2040
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 150,029,955	98,134,512
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target 2045
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 962,645,641	789,589,923
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target 2050
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 139,028,044	90,741,392
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target 2055
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 504,690,716	382,484,586
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target 2060
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 101,971,357	61,841,914
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target 2065
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 88,693,892	52,733,203
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target 2070
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 28,665,706	13,017,923
Notice Period	60 days
Investment, Identifier [Axis]: Vanguard Target Retirement Income
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 299,300,735	305,160,250
Notice Period	60 days
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 6,701,837,103	$ 5,717,533,349